Restructuring Charges (Tables)	12 Months Ended
Aug. 31, 2018
Restructuring Charges [Abstract]
Restructuring charges
The following tables summarize changes in restructuring charges payable during the years ended August 31, 2017 and 2018.

Fiscal 2018 plan

	Year ended August 31, 2018

Balance – Beginning of year	$	‒
Addition		3,209
Payments		(42)
Balance – End of year (note 11)		$3,167

Fiscal 2017 plan

	Years ended August 31,
	2018	2017

Balance – Beginning of year	$2,477	$ ‒
Addition	‒	4,049
Payments	(2,010)	(1,572)
Reversal	(467)	‒
Balance – End of year (note 11)	$ ‒	$2,477